Employee Benefit Plans (Details) - Schedule of Estimated Future Benefit Payments for Defined Benefit Pension Plans and Other Post-Employment Benefit Plans $ in Thousands	12 Months Ended
Dec. 31, 2023 CAD ($)
Schedule of Estimated Future Benefit Payments for Defined Benefit Pension Plans and Other Post-Employment Benefit Plans [Abstract]
2024	$ 1,177
2025	1,310
2026	1,333
2027	1,418
2028	1,473
2029 to 2033	$ 7,669